Supplement dated March 3, 2008 to the Prospectus dated February 27, 2008

                Claymore Securities Defined Portfolio, Series 469

          INTERNATIONAL ASSETS MIDDLE EAST & AFRICA PORTFOLIO, SERIES 1

                              File No: 333-148586

         Notwithstanding anything to the contrary in the Prospectus, the country breakdown of the portfolio on page 23 of the Essential Information section in the Prospectus is hereby deleted in its entirety and replaced with the following:

COUNTRY                   APPROXIMATE PORTFOLIO PERCENTAGE
-------                   --------------------------------
Bahrain                               6.03%
Egypt                                23.53
Lebanon                               3.98
Nigeria                               3.76
Oman                                  3.83
South Africa                         40.58
Turkey                                8.20
United Arab Emirates                 10.09
--------------------                ------
Total                               100.00%
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